October 15, 2001
To Our Shareholders:

         The attack on New York caused profound changes in U.S. foreign and economic policies, and reshaped our concept of national security. Former Cold War era adversaries have become allies in the coalition against terrorism and have created new alliances of military and economic power. Some of the former Soviet Union countries have emerged as independent oil producers and OPEC competitors. Monetary authorities responded to the events of September with a dramatic and timely infusion of liquidity to protect the payments system, adding to the cumulative stimulus already in place this year. National security concerns have refocused on civil defense and homeland protection, language that evokes memories of an earlier time.

         The liquidity of Lake Forest Money Market Fund was not impaired in any way by the disruptions in government bond trade processing that occurred immediately after the attack. Since its portfolio consists solely of securities maturing in one day, it is never dependent on the secondary market for liquidity. Money market rates were temporarily depressed by the wartime amount of liquidity injected by the Federal Reserve; however that influence has now largely worked its way out of the market. The July move of our transfer agent operations out of New York turned out to be a fortuitous decision. The transition proceeded smoothly, and the fund actually benefited from investors' September flight to quality.

         While there have been many changes in government policy since the attack, it is the cumulative monetary stimulation that is most likely to influence economic activity in coming months. The Federal Reserve has been serious and consistent in its concern about slowing economic activity since January, and its additional actions in the September crisis have created an unprecedented degree of stimulation that is now beginning to take effect. Lake Forest Core Equity Fund is likely to be an early beneficiary from this influence, as its portfolio of large companies, which are already dominant in their markets, expand their market shares. In view of the current situation, we believe that any additional fiscal stimulus should be in the form of cutting taxes to promote private sector spending instead of encouraging less productive government spending.

                                                         Irving V. Boberski
                                                         Chief Executive Officer

Past performance is no guarantee of future results. For more complete information about the Funds, including fees and expenses, please call 1-888-295-5707 for a prospectus. Please read the prospectus carefully before investing or sending money.




LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)

COMMON STOCKS - 98.8%

      SHARES                                                             VALUE

AIRCRAFT - 1.6%
          3,500       Boeing Co.                                       $ 179,200
                                                                       ---------

BEVERAGES - 5.2%
          1,000       Coca-Cola Co.                                       48,670
         11,200       PepsiCo, Inc.                                      526,400
                                                                       ---------
                                                                         575,070
                                                                       ---------
CHEMICALS & ALLIED PRODUCTS - 2.4%
          2,255       Dow Chemical Co.                                    79,060
          4,500       Pharmacia Corp.                                    178,200
            900       Solutia, Inc.                                       12,429
                                                                       ---------
                                                                         269,689
                                                                       ---------
COMPUTER & OFFICE EQUIPMENT - 1.4%
          6,000       Compaq Computer Corp.                               74,100
            800       International Business Machines Corp.               79,960
                                                                       ---------
                                                                         154,060
                                                                       ---------
COMPUTER COMMUNICATIONS EQUIPMENT - 4.8%
         33,000       Cisco Systems, Inc. (a)                           538,890
                                                                       ---------

DRILLING OIL & GAS WELLS - 0.3%
            968       Transocean Sedco Forex, Inc.                        27,975
                                                                       ---------

ELECTRIC SERVICES - 0.7%
          2,600       Reliant Energy, Inc.                                78,156
                                                                       ---------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
   (NO COMPUTER EQUIPMENT) - 5.5%
         15,000       General Electric Co.                               614,700
                                                                       ---------

FINANCE SERVICES - 0.5%
          1,000       Morgan Stanley, Dean Witter & Co.                   53,350
                                                                       ---------

GRAIN MILL PRODUCTS - 1.5%
          2,400       General Mills, Inc.                                106,416
          2,000       Kellogg Co.                                         63,980
                                                                       ---------
                                                                         170,396
                                                                       ---------
GUIDED MISSILES & SPACE VEHICLES & PARTS - 1.8%
          5,000       Lockheed Martin Corp.                              199,300
                                                                       ---------

MOTOR VEHICLE PARTS & ACCESSORIES - 0.2%
            698       Delphi Automotive Systems Corp.                     10,470
            563       Visteon Corp.                                        9,627
                                                                       ---------
                                                                          20,097
                                                                       ---------
MOTOR VEHICLES & PASSENGER CAR BODIES - 1.8%
          7,517       Ford Motor Co.                                     149,363
          1,000       General Motors Corp.                                54,750
                                                                       ---------
                                                                         204,113
                                                                       ---------



                                      -2-


LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) - CONTINUED

COMMON STOCKS - 98.8% - CONTINUED

       SHARES                                                            VALUE

NATIONAL COMMERCIAL BANKS - 16.1%
         15,818       Citigroup, Inc.                                    724,464
         14,400       Mellon Financial Corp.                             507,600
          8,400       PNC Financial Services Group, Inc.                 559,356
                                                                       ---------
                                                                       1,791,420
                                                                       ---------
NATURAL GAS TRANSMISSION - 1.0%
          2,222       El Paso Corp.                                      107,967
                                                                       ---------

OIL & GAS FIELD SERVICES - 2.2%
          5,000       Schlumberger Ltd.                                  245,000
                                                                       ---------


PETROLEUM REFINING - 4.7%
          5,292       BP Plc (c)                                         269,257
          3,600       Texaco, Inc.                                       250,740
                                                                       ---------
                                                                         519,997
                                                                       ---------
PHARMACEUTICAL PREPARATIONS - 15.4%
         10,100       Abbott Laboratories                                501,970
          9,000       American Home Products Corp.                       504,000
          6,000       Johnson & Johnson                                  316,260
          5,000       Lilly (Eli) & Co.                                  388,150
                                                                       ---------
                                                                       1,710,380
                                                                       ---------
PLASTIC MAIL, SYNTHETIC RESIN/RUBBER,
        CELLULOS (NO GLASS) - 2.9%
          8,000       DuPont (E.I.) de Nemours & Co.                     327,760
                                                                       ---------

PLASTICS, FOIL & COATED PAPER BAGS - 0.2%
          1,200       Pactiv Corp. (a)                                    19,056
                                                                       ---------

PLASTICS, MATERIALS, SYNTHETIC RESINS & NONVULCAN ELASTOMERS - 0.1%
            200       Eastman Chemical Co.                                 7,758
                                                                       ---------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.9%
         12,000       Motorola, Inc.                                     208,800
                                                                       ---------

RADIO TELEPHONE COMMUNICATIONS - 1.5%
         10,584       AT&T Wireless Services, Inc. (a)                   164,052
                                                                       ---------

RETAIL - DEPARTMENT STORES - 2.1%
            400       Federated Department Stores, Inc. (a)               14,524
          5,200       Sears, Roebuck & Co.                               222,300
                                                                       ---------
                                                                         236,824
                                                                       ---------
RETAIL - EATING PLACES - 3.8%
         14,000       McDonald's Corp.                                   420,420
            120       TRICON Global Restaurants, Inc. (a)                  5,115
                                                                       ---------
                                                                         425,535
                                                                       ---------
SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 0.9%
          1,000       Goldman Sachs Group, Inc.                           80,100
          1,500       Schwab (Charles) Corp.                              18,690
                                                                       ---------
                                                                          98,790
                                                                       ---------
SEMICONDUCTORS & RELATED DEVICES - 3.8%
         12,000       Intel Corp.                                        335,520
          2,600       Texas Instruments, Inc.                             86,060
                                                                       ---------
                                                                         421,580
                                                                       ---------
                                      -3-








LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) - CONTINUED

COMMON STOCKS - 98.8% - CONTINUED

       SHARES                                                            VALUE

SERVICES - PREPACKAGED SOFTWARE - 3.7%
          6,000       Microsoft Corp. (a)                                342,300
          6,000       Oracle Corp. (a)                                    73,260
                                                                       ---------
                                                                         415,560
                                                                       ---------

SHIP & BOAT BUILDING & REPAIRING - 0.1%
            240       Newport News Shipbuilding, Inc.                     15,807
                                                                       ---------

SOAP, DETERGENT, CLEANING PREPARATIONS,
        PERFUMES, COSMETICS - 4.0%
          6,000       Procter & Gamble Co.                               444,900
                                                                       ---------

STATE COMMERCIAL BANKS - 4.3%
         12,000       Bank of New York Company, Inc.                     476,400
                                                                       ---------

TELEPHONE & TELEGRAPH APPARATUS - 1.5%
            712       Avaya, Inc. (a)                                      8,088
          6,525       Corning, Inc. (a)                                   78,365
          8,552       Lucent Technologies, Inc. (a)                       58,325
          3,000       Nortel Networks Corp.                               18,780
                                                                       ---------
                                                                         163,558
                                                                       ---------

TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 0.9%
            300       WorldCom, Inc. - MCI Group                       $   3,867
          7,500       WorldCom, Inc. - WorldCom Group                     96,450
                                                                       ---------
                                                                         100,317
                                                                       ---------

                      TOTAL COMMON STOCKS (Cost $10,816,722)          10,986,457
                                                                      ----------

      PAR VALUE                                                          VALUE

                      GOVERNMENT SECURITIES - 0.5%
         55,000       Federal Home Loan Bank Discount Note,
                        3.58%, due  9/04/01                            $  54,984
                                                                       ---------

                      TOTAL GOVERNMENT SECURITIES  (Cost $54,984)         54,984
                                                                       ---------

                      MONEY MARKET - 0.0%
             73       Firstar Treasury Fund, 2.74% (Cost $73) (b)             73



                      TOTAL INVESTMENTS - 99.3%
                        (Cost $10,871,779)                            11,041,514
                                                                     -----------
                      CASH AND OTHER ASSETS LESS LIABILITIES - 0.7%       80,063
                                                                     -----------
                      TOTAL NET ASSETS - 100.0%                      $11,121,577
                                                                     ===========

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2001.
(c) American Depositary Receipt
(d) Federal Tax Information: At August 31, 2001 the net
    unrealized appreciation based on cost for Federal
    income tax purposes of $10,871,779 was as follows:
        Aggregate gross unrealized appreciation for all
        investments for which there
        was an excess of value over cost:                            $2,422,959
        Aggregate gross unrealized depreciation for all
        investments for which there was an excess of
        cost over value:                                             (2,253,224)
                                                                     ----------
      Net unrealized appreciation                                    $  169,735
                                                                     ==========

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





LAKE FOREST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)

         PAR                                                            MARKET
        VALUE         SHORT-TERM INVESTMENTS - 99.5%                     VALUE

                      Federal Home Loan Bank Discount Note,
      8,534,000         3.58%, due  9/04/01                          $ 8,531,454
                                                                     -----------

                      Total Short-Term Investments
                      (Cost $8,531,454)                                8,531,454
                                                                     -----------

                      Cash and other assets less liabilities - 0.5%       39,529
                                                                     -----------

                      Total Net Assets - 100.0%                      $ 8,570,983
                                                                     ===========




LAKE FOREST FUNDS                                                                     AUGUST 31, 2001
STATEMENT OF ASSETS & Liabilities
(Unaudited)

                                                                        CORE EQUITY    MONEY MARKET

ASSETS
Investment in securities, at value
 (cost $10,871,779 and $8,531,454 , respectively) [Note 2]             $ 11,041,514    $  8,531,454
Cash                                                                          4,868           3,014
Dividends receivable                                                         18,751            --
Receivable for fund shares sold                                              10,080          84,290
Prepaid expenses                                                             58,181            --
                                                                       ------------    ------------
     TOTAL ASSETS                                                        11,133,394       8,618,758
                                                                       ------------    ------------

LIABILITIES
Accrued investment advisory fee payable [Note 3]                             11,817           3,603
Income distribution payable                                                    --            44,172
                                                                       ------------    ------------
     TOTAL LIABILITIES                                                       11,817          47,775
                                                                       ------------    ------------

NET ASSETS                                                             $ 11,121,577    $  8,570,983
                                                                       ============    ============

NET ASSETS CONSIST OF:
Paid in capital                                                          10,950,317       8,570,983
Accumulated net investment loss                                             (88,908)           --
Accumulated undistributed net realized gain on investments                   90,433            --
Net unrealized appreciation on investments                                  169,735            --
                                                                       ------------    ------------

NET ASSETS:
Applicable to 463,323 and 8,570,983 shares outstanding, respectively   $ 11,121,577    $  8,570,983
                                                                       ============    ============

NET ASSET VALUE

Net Assets
Offering price and redemption price per share                          $      24.00    $       1.00
                                                                       ============    ============


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



LAKE FOREST FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2001
(UNAUDITED)
                                                            CORE EQUITY     MONEY MARKET
INVESTMENT INCOME
Dividend income                                             $    87,541    $      --
Interest income                                                   1,455        183,716
                                                             -----------    -----------
TOTAL INCOME                                                     88,996        183,716
                                                            -----------    -----------

EXPENSES
Investment advisory fee                                          75,617         14,009
Miscellaneous expense                                            19,940           --
                                                            -----------    -----------
Total expenses before reimbursement                              95,557         14,009
Reimbursed expenses                                                --           (3,163)
                                                             -----------    -----------
Total operating expenses                                         95,557         10,846
                                                            -----------    -----------

NET INVESTMENT INCOME (LOSS)                                     (6,561)       172,870
                                                            -----------    -----------

REALIZED & Unrealized Gain (Loss)
Net realized loss on investment securities                         (115)          --
Change in net unrealized appreciation (depreciation)
   on investment securities                                  (1,330,019)          --
                                                            -----------    -----------
Net realized and unrealized loss on investment securities    (1,330,134)          --
                                                            -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS                           (6,561)       172,870
RESULTING FROM OPERATIONS                                   $(1,336,695)   $   172,870
                                                            ===========    ===========



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LAKE FOREST CORE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                        AUGUST 31, 2001      YEAR ENDED
                                                          (UNAUDITED)     FEBRUARY 28, 2001
                                                        ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                            $     (6,561)   $      9,977
  Net realized gain (loss) on investment securities               (115)        184,018
  Change in net unrealized appreciation (depreciation)      (1,330,019)     (2,243,270)
                                                          ------------    ------------
  Net decrease in net assets resulting from operations      (1,336,695)     (2,049,275)
                                                          ------------    ------------
DISTRIBUTIONS
   From net investment income                                     --          (101,500)
   From net realized gain                                         --           (98,349)
                                                          ------------    ------------
   Total distributions                                            --          (199,849)
                                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    302,034       1,030,297
  Reinvestment of distributions                                   --           198,457
  Amount paid for shares repurchased                          (366,018)     (2,440,177)
                                                          ------------    ------------
  Net decrease in net assets resulting
     from capital share transactions                           (63,984)     (1,211,423)
                                                          ------------    ------------
TOTAL DECREASE IN NET ASSETS                                (1,400,679)     (3,460,547)
                                                          ------------    ------------

NET ASSETS
  Beginning of period                                       12,522,256      15,982,803
                                                          ------------    ------------
  End of period [including undistributed net investment
  loss of $88,908 and $91,088, respectively]              $ 11,121,577    $ 12,522,256
                                                          ============    ============



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




LAKE FOREST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                 AUGUST 31, 2001     YEAR ENDED
                                                                   (UNAUDITED)    FEBRUARY 28, 2001
                                                                 ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                             $   172,870    $   547,717
  Net realized gain (loss) on investment securities                        --             --
  Change in net unrealized appreciation (depreciation)                     --             --
                                                                    -----------    -----------
  Net increase (decrease) in net assets resulting from operations       172,870        547,717
                                                                    -----------    -----------
DISTRIBUTIONS
   From net investment income                                          (172,870)      (547,717)
                                                                    -----------    -----------
   Total distributions                                                 (172,870)      (547,717)
                                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             728,966      3,144,223
  Reinvestment of distributions                                         187,471        467,209
  Amount paid for shares repurchased                                   (933,608)    (4,730,842)
                                                                    -----------    -----------
  Net increase in net assets resulting                                              (1,119,410)
     from capital share transactions                                    (17,171)
                                                                    -----------    -----------
TOTAL INCREASE IN NET ASSETS                                            (17,171)    (1,119,410)
                                                                    -----------    -----------

NET ASSETS
  Beginning of period                                                 8,588,154      9,707,564
                                                                    -----------    -----------
  End of period                                                     $ 8,570,983    $ 8,588,154
                                                                    ===========    ===========


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



LAKE FOREST CORE EQUITY FUND
FINANCIAL HIGHLIGHTS


                                                     FOR THE SIX MONTHS
                                                         ENDED           FOR THE YEAR    FOR THE YEAR  FOR THE YEAR
                                                     AUG. 31, 2001           ENDED        ENDED          ENDED
                                                      (UNAUDITED)        FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999
                                                     ----------------   --------------  -------------  -------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                   $    26.86        $    31.66     $    29.23     $    25.89
                                                       ----------        ----------     ----------     ----------
Income from investment operations:
  Net investment income                                     (0.01)             0.02           0.18           0.22
  Net realized and unrealized gain (loss)                   (2.85)            (4.40)          2.58           3.40

                                                       ----------        ----------     ----------     ----------
Total from investment operations                            (2.86)            (4.38)          2.76           3.62
                                                       ----------        ----------     ----------     ----------
Distributions to shareholders:
  From net investment income                                 0.00             (0.21)         (0.18)         (0.27)
  From net realized gain                                     0.00             (0.21)         (0.15)          0.00
  Return of capital                                          0.00              0.00           0.00          (0.01)
                                                       ----------        ----------     ----------     ----------
Total distributions                                          0.00             (0.42)         (0.33)         (0.28)
                                                       ----------        ----------     ----------     ----------

Net asset value, end of period                         $    24.00        $    26.86     $    31.66     $    29.23
                                                       ==========        ==========     ==========     ==========

TOTAL RETURN                                               (10.65)(a)        (14.02)%         9.33%         14.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                   $   11,122        $   12,522     $   15,983     $   11,425
Ratio of expenses to average net assets [Note 3]             1.58%(b)          1.25%          1.25%          1.25%
Ratio of net investment income to average net assets        (0.11)(b)          0.07%          0.58%          0.81%
Portfolio turnover rate                                      0.08%            19.65%          3.71%          0.00%





                                                       FOR THE YEAR  FOR THE YEAR
                                                           ENDED        ENDED
                                                       FEB. 28, 1998 FEB. 28, 1997
                                                       ------------- -------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                   $   20.04     $   17.34
                                                       ---------     ---------
Income from investment operations:
  Net investment income                                     0.31          0.39
  Net realized and unrealized gain (loss)                   5.83          3.07
                                                       ---------     ---------
Total from investment operations                            6.14          3.46
                                                       ---------     ---------
Distributions to shareholders:
  From net investment income                               (0.29)        (0.37)
  From net realized gain                                    0.00         (0.39)
  Return of capital                                         0.00          0.00
                                                       ---------     ---------
Total distributions                                        (0.29)        (0.76)
                                                       ---------     ---------

Net asset value, end of period                         $   25.89     $   20.04
                                                       =========     =========

TOTAL RETURN                                               30.87%        20.65%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                   $   7,890     $   2,592
Ratio of expenses to average net assets [Note 3]            1.19%         1.00%
Ratio of net investment income to average net assets        1.32%         2.10%
Portfolio turnover rate                                     0.00%         0.00%


(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




LAKE FOREST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS


                                                   FOR THE SIX MONTHS
                                                        ENDED             FOR THE YEAR  FOR THE YEAR    FOR THE YEAR
                                                    AUG. 31, 2001            ENDED        ENDED          ENDED
                                                     (UNAUDITED)         FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999
                                                   -----------------    --------------- -------------  -------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                    $    1.00        $     1.00     $     1.00     $      1.00
                                                        ---------        ----------     ----------     -----------
Income from investment operations:
  Net investment income                                      0.02              0.06           0.05            0.05
  Net realized and unrealized gain (loss)                    0.00              0.00           0.00            0.00
                                                        ---------        ----------     ----------     -----------
Total from investment operations                             0.02              0.06           0.05            0.05
                                                        ---------        ----------     ----------     -----------
Distributions to shareholders:
  From net investment income                                (0.02)            (0.06)         (0.05)          (0.05)
  From net realized gain                                     0.00              0.00           0.00            0.00
                                                        ---------        ----------     ----------     -----------
Total distributions                                         (0.02)            (0.06)         (0.05)          (0.05)
                                                        ---------        ----------     ----------     -----------

Net asset value, end of period                          $    1.00        $     1.00     $     1.00     $      1.00
                                                        =========        ==========     ==========     ===========

TOTAL RETURN                                                 2.01%(a)          6.23%          5.08%           5.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $   8,571        $    8,588     $    9,708     $    11,469
Ratio of expenses to average net assets [Note 3]             0.32%(b)          0.50%          0.50%           0.50%
Ratio of expenses to average net assets,
   after reimbursement [Note 3]                              0.25%(b)          0.196%         0.125%          0.125%
Ratio of net investment income to average net assets         3.98%(b)          5.73%          4.59%           4.67%
Ratio of net investment income to average net assets,
   after reimbursement                                       3.91%(b)          6.03%          4.97%           5.04%







                                                        FOR THE YEAR      FOR THE YEAR
                                                           ENDED            ENDED
                                                        FEB. 28, 1998    FEB. 28, 1997
                                                        -------------- ------------------




SELECTED PER SHARE DATA
Net asset value, beginning of period                    $     1.00     $     1.00
                                                        ----------     ----------
Income from investment operations:
  Net investment income                                       0.05           0.05
  Net realized and unrealized gain (loss)                     0.00           0.00
                                                        ----------     ----------
Total from investment operations                              0.05           0.05
                                                        ----------     ----------
Distributions to shareholders:
  From net investment income                                 (0.05)         (0.05)
  From net realized gain                                      0.00           0.00
                                                        ----------     ----------
Total distributions                                          (0.05)         (0.05)
                                                        ----------     ----------

Net asset value, end of period                          $     1.00     $     1.00
                                                        ==========     ==========

TOTAL RETURN                                                  5.51%          5.13%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $    5,332     $    3,016
Ratio of expenses to average net assets [Note 3]              0.125%         0.125%
Ratio of expenses to average net assets,
   after reimbursement [Note 3]                               0.125%         0.125%
Ratio of net investment income to average net assets          5.38%          5.13%
Ratio of net investment income to average net assets,
   after reimbursement                                        5.38%          5.13%


(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           LAKE FOREST FUNDS
                     NOTES TO FINANCIAL STATEMENTS
                      AUGUST 31, 2001 (UNAUDITED)


NOTE 1.  ORGANIZATION

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required.

OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                           LAKE FOREST FUNDS
                     NOTES TO FINANCIAL STATEMENTS
                AUGUST 31, 2001 (UNAUDITED) - CONTINUED


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT

The Trust has an investment advisory agreement with Boberski & Company (the "Adviser"). Mr. Irving Boberski is the controlling shareholder and an officer of the Adviser and is also an officer and trustee of the Trust. Under the terms of the management agreement, the Adviser manages the Funds' investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and 0.50% of the average daily net assets of the Money Market Fund. The Adviser had agreed to cap the fee for the Money Market Fund at 0.125% for the period March 1, 2000 through June 30, 2000. Effective July 1, 2000, the Adviser has agreed to cap the fee for the Money Market Fund at 0.25% for an indeterminate period of time. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses except those specified above are paid by the Adviser.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the six months ended August 31, 2001, the Adviser has received a fee of $75,617 from the Equity Fund and $14,009 from the Money Market Fund. For the six months ended August 31, 2001 the Adviser waived fees of $3,163 for the Money Market Fund.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

As of August 31, 2001 thee was an unlimited number of no par value shares of capital stock for each fund. Paid in capital at August 31, 2001 was $10,950,317 and $8,570,983, respectively, for the Equity Fund and the Money Market Fund.

Transactions in capital stock were as follows:

                                  CORE EQUITY FUND            CORE EQUITY FUND
                                  SIX MONTHS ENDED               YEAR ENDED
                                  AUGUST 31, 2001             FEBRUARY 28, 2001
                                   (UNAUDITED)

                        SHARES          DOLLARS         SHARES       DOLLARS

Shares sold             11,374          $302,034        32,082     $ 1,030,297
Shares issued in
 reinvestment of
 dividends                --               --            6,316         198,457
Shares redeemed        (14,372)         (302,018)      (76,993)     (2,440,177)
                      --------------------------------------------------------
                        (2,998)         $(63,984)      (38,595)    $(1,211,423)
                      ========================================================

                           LAKE FOREST FUNDS
                     NOTES TO FINANCIAL STATEMENTS
                AUGUST 31, 2001 (UNAUDITED) - CONTINUED

NOTE 4.  CAPITAL SHARE TRANSACTIONS - CONTINUED

                              MONEY MARKET                      MONEY MARKET
                            SIX MONTHS ENDED                     YEAR ENDED
                            AUGUST 31, 2001                   FEBRUARY 28, 2001
                             (UNAUDITED)

                        SHARES          DOLLARS         SHARES       DOLLARS

Shares sold            728,966          $728,966       3,144,223    $ 3,144,223
Shares issued in
 reinvestment of
 dividends             187,471           187,471       467,209         467,209
Shares redeemed       (933,608)         (933,608)    4,730,842)     (4,730,842)
                      --------------------------------------------------------
                       (17,171)         $(17,171)   (1,119,410)    $(1,11,9410)
                      ========================================================


NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended August 31, 2001 the Core Equity Fund made no distributions from net investment income or capital gains. For the six months ended the Money Market Fund made monthly distributions totaling $0.02, aggregating $172,870 from net investment income.

NOTE 6.  INVESTMENT TRANSACTIONS

Purchases and sales, excluding short-term securities, for the six months ended August 31, 2001 aggregated $9,197and $19,079, respectively for the Equity Fund.